DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Additional Information (Details) - USD ($)	Dec. 31, 2022	May 25, 2022
Insurance [Abstract]
Balance, beginning of year	$ 404,000,000	$ 538,000,000
Balance, beginning of year	$ 884,000,000	$ 913,000,000